Subsequent Event (Details) - CAD CAD in Millions		12 Months Ended
	Jan. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Redemption of subordinated debt		CAD 800	CAD 950
Subordinated Debt Issued January 30, 2008
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		5.59%
Redemption of subordinated debt | Subordinated Debt Issued January 30, 2008
Disclosure of non-adjusting events after reporting period [line items]
Redemption of subordinated debt	CAD 400
Interest rate	5.59%